Taxation - Schedule of Beginning and Ending of Gross Unrecognized Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in unrecognized tax benefits
Beginning unrecognized tax benefits	$ 16,744	$ 18,784	$ 24,593
Increases related to prior year tax positions	0	4,451	1,956
Decreases related to prior year tax positions	(66)	(3,912)	(8,034)
Increases related to current year tax provisions	562	589	286
Decreases related to current year tax positions	0	(1,013)	(17)
Decreases related to settlement with tax authorities	(471)	(2,155)	0
Closing unrecognized tax benefits	$ 16,769	$ 16,744	$ 18,784